Summary of Significant Accounting Policies (Details) - Schedule of consolidated balance sheets - CNY (¥) ¥ in Thousands	Aug. 31, 2021	Aug. 31, 2020
Other Entities that are Consolidated [Member]
Condensed Financial Statements, Captions [Line Items]
Intercompany receivables	¥ 3,670,240	¥ 100,400
Current assets excluding intercompany receivables	6,239	13,751
Current assets	3,676,479	114,151
Investment in subsidiaries		2,046,413
Non-current assets excluding investment in subsidiaries	191	1,052,138
Non-current assets	191	1,052,138
Total assets	6,430	1,065,889
Intercompany payables	5,301,895	1,819,347
Current liabilities excluding intercompany payables	3,613	175,896
Current liabilities	5,305,508	1,995,243
Non-current liabilities	22,643
Total liabilities	26,256	175,896
Total shareholders’ equity (net assets)	(19,826)	889,993
WFOE that is the Primary Beneficiary of the VIE [Member]
Condensed Financial Statements, Captions [Line Items]
Intercompany receivables	3,608,176
Current assets excluding intercompany receivables	59,187	31,297
Current assets	3,667,363	31,297
Investment in subsidiaries		289
Non-current assets excluding investment in subsidiaries	15,038	23,771
Non-current assets	15,038	23,771
Total assets	74,225	55,068
Intercompany payables	3,208,560	1,634,862
Current liabilities excluding intercompany payables	4,370
Current liabilities	3,212,930	1,634,862
Non-current liabilities
Total liabilities	4,370
Total shareholders’ equity (net assets)	69,855	55,068
VIE and its Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Intercompany receivables	6,275,233	11,107,310
Current assets excluding intercompany receivables	293,021	1,559,409
Current assets	6,568,254	12,666,719
Investment in subsidiaries		992,652
Non-current assets excluding investment in subsidiaries	21,726	4,644,477
Non-current assets	21,726	4,644,477
Total assets	314,747	6,203,886
Intercompany payables	6,878,456	9,990,619
Current liabilities excluding intercompany payables	4,295,643	4,668,607
Current liabilities	11,174,099	14,659,226
Non-current liabilities	158,084	1,344,630
Total liabilities	4,453,727	6,013,237
Total shareholders’ equity (net assets)	(4,138,980)	190,649
Onesmart [Member]
Condensed Financial Statements, Captions [Line Items]
Intercompany receivables	2,081,389	2,287,588
Current assets excluding intercompany receivables	107,771	572,945
Current assets	2,189,160	2,860,533
Investment in subsidiaries		872,756
Non-current assets excluding investment in subsidiaries		603
Non-current assets		603
Total assets	107,771	573,548
Intercompany payables	246,127	50,470
Current liabilities excluding intercompany payables	413,951	272,251
Current liabilities	660,078	322,721
Non-current liabilities	226,114	995,034
Total liabilities	640,065	1,267,285
Total shareholders’ equity (net assets)	(532,294)	(693,737)
Consolidated Total [Member]
Condensed Financial Statements, Captions [Line Items]
Intercompany receivables
Current assets excluding intercompany receivables	466,218	2,177,402
Current assets	466,218	2,177,402
Investment in subsidiaries
Non-current assets excluding investment in subsidiaries	36,955	5,720,989
Non-current assets	36,955	5,720,989
Total assets	503,173	7,898,391
Intercompany payables
Current liabilities excluding intercompany payables	4,717,577	5,116,754
Current liabilities	4,717,577	5,116,754
Non-current liabilities	406,841	2,339,664
Total liabilities	5,124,418	7,456,418
Total shareholders’ equity (net assets)	¥ (4,621,245)	¥ 441,973